Revenue by destination and product - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 54,202	$ 53,721	$ 56,074
Other revenue	(544)	320	(520)
Consolidated sales revenue	53,658	54,041	55,554
Iron ore
Disclosure of products and services [line items]
Revenue from contracts with customers	31,334	33,383	33,068
Other revenue	(530)	389	(267)
Consolidated sales revenue	30,804	33,772	32,801
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	12,947	12,039	13,955
Other revenue	48	(63)	(165)
Consolidated sales revenue	12,995	11,976	13,790
Copper - Rio Tinto Kennecott
Disclosure of products and services [line items]
Revenue from contracts with customers	4,791	3,219	3,276
Other revenue	(63)	(1)	(80)
Consolidated sales revenue	4,728	3,218	3,196
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	2,678	2,806	2,685
Other revenue	(3)	(8)	(16)
Consolidated sales revenue	2,675	2,798	2,669
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	788	470	564
Other revenue	9	6	9
Consolidated sales revenue	797	476	573
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	279	444	816
Other revenue	0	0	0
Consolidated sales revenue	279	444	816
Other products and freight services
Disclosure of products and services [line items]
Revenue from contracts with customers	1,385	1,360	1,710
Other revenue	(5)	(3)	(1)
Consolidated sales revenue	$ 1,380	$ 1,357	$ 1,709